COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Note 8 - Commitments and Contingencies

Leases

The Company’s leases include various operating leases for offices, laboratory space, and storage space, expiring at various dates through November 2032. Many leases include one or more options to renew. The Company does not assume renewals in the determination of the lease term unless the renewals are deemed to be reasonably certain. The Company’s finance lease for the facility in Methuen, Massachusetts was terminated in October 2025. Fixed rent generally escalates each year, and the Company is responsible for a portion of the landlords’ operating expenses such as property tax, insurance, and common area maintenance.

The components of lease expenses recorded within the condensed consolidated statements of operations for the three months ended March 31, 2026, and 2025 are as follows (in thousands):

	Three Months Ended March 31,
	2026	2025
Finance lease costs:
Amortization of right-of-use assets	$—	$207
Interest on financing lease liabilities	—	185
Total finance lease costs	—	392
Operating lease costs:
Operating lease expenses	480	497
Variable lease expenses	217	199
Short-term lease expenses	—	18
Total operating lease costs	697	714
Total lease expenses	$697	$1,106

Other information related to agreements treated as finance and operating leases was as follows:

	Three Months Ended March 31,
	2026	2025
Operating cash flows from operating leases	$(489)	$(493)
Financing cash flows from finance lease	$—	$(353)

	As of
	March 31, 2026	December 31, 2025
Weighted-average remaining lease term – operating leases (years)	5.5	5.9
Weighted-average discount rate – operating leases	8.04%	8.05%
Remaining lease term – finance lease (years)	—	—
Discount rate – finance lease	N/A	N/A

The remaining lease obligations are substantially unchanged from year end.

Legal Proceedings

From time to time, the Company may be subject to legal claims or be party to legal proceedings arising in the normal course of business. While the outcome of such claims or proceedings cannot be predicted with certainty, the Company’s management expects that any such liabilities, to the extent not provided for by insurance or otherwise, would not have a material effect on the Company’s financial condition, results of operations or cash flows.

The Company is party to an arbitration, initiated on March 14, 2025, before the International Centre for Dispute Resolution. A hearing was conducted in June 2026, and post-hearing submission are due in July 2026. The hearing is regarding a contractual dispute in which a vendor is seeking $4,900 in damages, interest, and other relief. The Company does not believe that such payment is owed, is defending against such claims, and it has asserted counterclaims. The Company believes that a loss is neither probable nor remote and is unable to reasonably estimate the amount or range of possible loss due to the stage of the proceedings and the uncertainty regarding the resolution of the competing claims.

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Leases

As of December 31, 2025, the Company only has operating leases. In evaluating its lease obligations, the Company considers the current lease term and anticipates changes pertaining to those leases. Where the Company is provided with an option to extend the lease, the periods covered by an option to extend the lease that we are reasonably certain to exercise are contemplated in our calculations. Related to these leases, the landlords generally stipulate in the lease agreements the fixed or escalating monthly rent expense, real estate taxes, operating costs, management fees and other tenant expenses.

The Company leases its corporate office facilities, which include offices, laboratory space and storage space, under a non-cancelable operating lease at 19 Presidential Way in Woburn, Massachusetts. Effective September 16, 2022, the Company amended the lease (the Third Amendment to the Lease) to extend the term of the lease to April 30, 2028.

On February 25, 2022, the Company entered into a three-year lease of a facility in Tallahassee, Florida (“Base Term”), for the Company’s research and development activities. The Company had a one-time option to extend the Base Term for an additional three-year term but opted not to exercise that option. The lease expired at the end of its term in February 2025.

On June 6, 2022, the Company entered into a ten-and-a-half-year lease in Methuen, Massachusetts (“Initial Term”), for production of the Company’s products. The Company had options to extend the Initial Term for two consecutive five-year terms.

In July 2025, the Company significantly reduced its use of its leased facility in Methuen, Massachusetts with the intention to either sublease the space to recover a portion of the total lease costs or terminate the lease and sell the remaining equipment. The Company exited the lease in October 2025 once a new tenant had been identified. The total loss recognized by the Company during the year ended December 31, 2025, to terminate and exit the lease was $17,063, which is comprised of the impairment of certain property and equipment associated with the lease, the write off of the remaining assets abandoned when the lease was terminated, and the payment of the lease termination fee of $2,000. The total loss recognized was reduced by proceeds of $2,400 the Company received upon exiting the lease that were earned from the sale of certain machinery and equipment and leasehold improvements to the new tenant under the lease and the gain associated with the reversal of the lease liability upon termination of the lease.

On June 28, 2022, the Company entered into a two-year lease at a separate location in Woburn, Massachusetts, commencing on August 1, 2022 (“First Term”), for additional office space. The Company had a one-time option to extend the First Term for an additional three-year term but opted not to exercise that option. The lease expired at the of its term in July 2024.

On November 11, 2022, the Company entered into a ten-year sublease in Billerica, Massachusetts (“Term”), for offices and laboratories for research and development of the Company’s products. The Company has no options to extend the Term of this sublease but does have an option to renew or extend a lease of the space directly with the property landlord, for one period of five years.

The components of lease expenses recorded within the consolidated statements of operations for the years ended December 31, 2025, and 2024 are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Finance lease costs:
Amortization of right-of-use assets	$666	$829
Interest on financing lease liabilities	583	772
Total finance lease costs	1,249	1,601
Operating lease costs:
Operating lease expenses	1,936	2,089
Variable lease expenses	799	947
Short-term lease expenses	18	66
Total operating lease costs	2,753	3,102
Total lease expenses	$4,002	$4,703

Other information related to agreements treated as finance and operating leases was as follows:

	Year Ended December 31,
	2025	2024
Operating cash flows from operating leases	$(1,954)	$(2,053)
Financing cash flows from finance lease	$(1,148)	$(1,391)
Weighted-average remaining lease term - operating leases (years)	5.9	6.8
Weighted-average discount rate - operating leases	8.05%	8.08%
Remaining lease term - finance lease (years)	—	8.8
Discount rate - finance lease	N/A	7.85%

Right-of-use assets obtained in exchange for operating obligations are presented at their present value as of the dates the related leases commenced. Weighted averages presented above are calculated using the remaining prevent values of the related operating leases as of December 31, 2025.

Maturities of lease liabilities as of December 31, 2025, were as follows (in thousands):

Operating lease
Year Ended December 31,	obligations
2026	$1,994
2027	2,053
2028	1,546
2029	1,308
2030	1,348
Thereafter	2,577
Total lease payments	10,826
Imputed interest	(2,289)
Net lease liabilities, short-term and long-term	$8,537
Reported as of December 31, 2025:
Lease liabilities, current portion	1,357
Lease liabilities, net of current portion	7,180
Net lease liabilities, short-term and long-term	$8,537

Legal Proceedings

From time to time, the Company may be subject to legal claims or be party to legal proceedings arising in the normal course of business. While the outcome of such claims or proceedings cannot be predicted with certainty, the Company’s management expects that any such liabilities, to the extent not provided for by insurance or otherwise, would not have a material effect on the Company’s financial condition, results of operations or cash flows.

The Company is party to an arbitration, initiated on March 14, 2025, before the International Centre for Dispute Resolution and with a hearing scheduled for June 2026, regarding a contractual dispute in which a vendor is seeking $4,900 in damages, interest, and other relief. The Company does not believe that such payment is owed, is defending against such claims, and it has asserted counterclaims. The Company believes that a loss is neither probable nor remote and is unable to reasonably estimate the amount or range of possible loss due to the stage of the proceedings and the uncertainty regarding the resolution of the competing claims.